Class A Common Stock Subject to Possible Redemption (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 11, 2021 $ / shares shares	Sep. 09, 2020 shares	Dec. 31, 2019 $ / shares shares
Temporary Equity [Line Items]
Gross proceeds received from Initial Public Offering | $				$ 100,000,000
Class A Common Stock
Temporary Equity [Line Items]
Common Stock, Shares Authorized			500,000,000	500,000,000			500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares, Outstanding			5,081,771	5,034,459			5,014,300
890 5TH AVENUE PARTNERS, INC.
Temporary Equity [Line Items]
Gross proceeds received from Initial Public Offering | $			$ 287,500,000
Fair value of Public Warrants at issuance | $			(11,116,667)
Offering costs allocated to Class A common stock | $			(5,989,181)
Accretion of Class A common stock subject to redemption amount | $	$ 17,105,848	$ 17,105,848	17,105,848
Class A common stock subject to possible redemption | $			$ 287,500,000
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Temporary Equity [Line Items]
Common Stock, Shares Authorized			500,000,000	500,000,000	500,000,000	0
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per common stock | Vote			1
Common Stock, Shares, Outstanding			777,500	0
Temporary equity, shares outstanding			28,750,000
Common stock shares outstanding including shares subject to possible redemption			29,527,500
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001
Temporary equity, shares outstanding			28,750,000	0